Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	$ 647,967	$ 562,574	$ (42,089)
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD	(89)	(531)	(209)
Reclassification of exchange rate adjustments on disposal of joint venture	0	51	0
Fair value adjustment on hedging instruments	3,076	54,851	8,455
Fair value adjustment on hedging instruments transferred to income statement	(21,975)	1,739	8,667
Tax on other comprehensive income	4,640	(13,162)	0
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset	19	0	(8)
Other comprehensive income/(loss) after tax	(14,329)	42,948	16,905
Total comprehensive income/(loss) for the year	633,638	605,522	(25,184)
Total comprehensive income/(loss) for the year attributable to:
TORM plc shareholders	633,989	605,607	(25,184)
Non-controlling interest	$ (351)	$ (85)	$ 0